Financial Instruments - Summary of Reconciliation of Cash Flow Hedge Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Balance at the beginning of the period	$ 3
Gain / (Loss) recognized in other comprehensive income during the period	3	$ 17
Amount reclassified to profit or loss during the period	(10)	(13)
Tax impact on above	2	(1)
Balance at the end of the period	$ (2)	$ 3